ADVANCED SERIES TRUST

AST Large-Cap Value Portfolio

Supplement dated December 2, 2024 to the

Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.

New Subadvisory Arrangements, Investment Strategy and Management Fee Changes

The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. (T. Rowe Price) and Wellington Management Company LLP (Wellington) with ClearBridge Investments, LLC (ClearBridge), Dimensional Fund Advisors LP (Dimensional), J.P. Morgan Investment Management Inc.(J.P. Morgan) and Putnam Investment Management LLC (Putnam), as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); (ii) revising the investment strategy of the Portfolio; and (iii) a reduction in management fees. These changes are expected to become effective on or about December 16, 2024.

To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:

I.All references and information for the Portfolio pertaining to MFS, T. Rowe Price and Wellington are hereby removed from the Prospectus and Summary Prospectus.

II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.54%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.81%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.80%
Reimbursement(1)

The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.

III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Value Portfolio	$82	$258	$449	$1,001

169SUP2

IV. The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.

Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities. Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.

The Portfolio is allocated among five subadvisers: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc., and Putnam Investment Management, LLC. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.

V.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby revised to add the following:

Note: The Portfolio added and removed subadvisers and changed certain investment strategies, effective
December 16, 2024. The performance figures prior to December 16, 2024, for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.
VI.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO – MANAGEMENT OF THE PORTFOLIO”
section of the Prospectus is hereby revised to replace all information pertaining to MFS, T. Rowe Price and
Wellington with the information set forth below:
Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
PGIM		Rick T. Babich	Vice President, Portfolio	December 2024
Investments			Manager
LLC / AST		Jeffrey Peasley	Vice President, Portfolio	December 2024
Investment			Manager
Services,	ClearBridge Investments,	Dmitry Khaykin	Portfolio Manager and	December 2024
Inc.	LLC		Managing Director
		Deepon Nag	Portfolio Manager and	December 2024
Managing Director
	Dimensional Fund	John Hertzer	Senior Portfolio	December 2024
	Advisors LP		Manager and Vice
President
		Jed Fogdall	Global Head of Portfolio	December 2024
Management and Vice
President
		Allen Pu	Deputy Head of	December 2024
Portfolio Management
North America and Vice
President
	J.P. Morgan Investment	Scott Blasdell	Portfolio Manager and	December 2024
	Management Inc.		Managing Director
		John Piccard	Portfolio Manager and	December 2024
Executive Director
	Putnam Investment	Darren Jaroch, CFA	Portfolio Manager	December 2024
	Management LLC	Lauren DeMore, CFA	Portfolio Manager	December 2024

VII. The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST LARGE-CAP VALUE PORTFOLIO – Principal Investment Policies” is hereby deleted and replaced with the information set forth below:

Principal Investment Policies:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.

Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities. Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.

The Portfolio is allocated among five subadvisers: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc., and Putnam Investment Management, LLC. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.

ClearBridge Investments Segment. ClearBridge is responsible for managing a portion of the Portfolio’s assets. ClearBridge normally invests its segment of the Portfolio primarily in equity securities or other instruments with similar economic characteristics of US companies with large market capitalizations. The core holdings of the strategy are large capitalization companies that ClearBridge believes to be dominant in their industries due to product, distribution, or service strength. ClearBridge emphasizes individual security selection while diversifying the strategy’s investments across industries, which may help to reduce risk. The portfolio managers attempt to identify established large capitalization companies with the highest value potential. The portfolio managers then analyze each company in detail, ranking its management, strategy, and competitive market position. Finally, the portfolio managers attempt to identify the best values available among the value companies identified. The portfolio managers may sell a security if it no longer meets the strategy’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.

Dimensional Segment. Dimensional is responsible for managing a portion of the Portfolio’s assets. To achieve the Portfolio’s investment objective, Dimensional implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by Dimensional’s research, while balancing risk through broad diversification across companies and sectors. Dimensional’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. The Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that Dimensional determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Dimensional may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large- cap value segment of the U.S. market. Dimensional may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Hotchkis and Wiley Segment. Hotchkis and Wiley is responsible for managing a portion of the Portfolio’s assets. Hotchkis and Wiley’s strategy invests primarily in stock and other equity securities and normally focuses on stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases. Hotchkis and Wiley also may invest in stocks that don’t pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential. Hotchkis and Wiley’s strategy seeks current income and long-term growth of income, as well as capital appreciation using a disciplined, value investment process. Through a consistent process and independent research, Hotchkis and Wiley identifies large cap companies that they believe are undervalued relative to their tangible assets, have sustainable cash flow and potential for improving business performance. The strategy seeks to own large, financially strong companies that offer the best combination of value and potential for price appreciation. Hotchkis and Wiley emphasizes rigorous in-house fundamental research to identify undervalued large cap companies, employs a disciplined and repeatable investment process and incorporates multiple perspectives to enhance understanding of risks.

J.P. Morgan Segment. J.P. Morgan is responsible for managing a portion of the Portfolio’s assets. In pursuing its investment objective, J.P. Morgan normally invests at least 80% of the portion of the Portfolio’s assets assigned to it in equity securities of large-sized US companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. J.P. Morgan invests the portion of the Portfolio’s assets assigned to it primarily in common stocks of large-sized US companies that it believes are capable of achieving sustained value.

J.P. Morgan may invest the portion of the Portfolio’s assets assigned to it in derivatives as substitutes for securities in which the Portfolio can invest. To the extent J.P. Morgan uses derivatives, it will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. In managing the Portfolio, J.P. Morgan employs a process that combines research, valuation and stock selection. J.P. Morgan takes an in-depth look at company prospects over a period as long as five year, which is designed to provide insight into a company's real growth potential. The research findings allows J.P. Morgan to rank the companies in each industry group according to their relative value.

Putnam Segment. Putnam is responsible for managing a portion of the Portfolio’s assets. Putnam invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and long term growth of income. Under normal circumstances, Putnam invests at least 80% of the portfolio’s net assets in large-cap companies, which, for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. Putnam may also invest in small and midsize companies. Value stocks are issued by companies that Putnam believes are currently undervalued by the market. If Putnam is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam may invest in foreign investments, although they do not represent a primary focus of the strategy. In addition, Putnam may engage in transactions involving equity-related derivatives, such as futures, options, certain foreign currency transactions and swap contracts, although they do not represent a primary focus of the Portfolio.

VIII. The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST LARGE-CAP VALUE PORTFOLIO” is hereby revised to replace all information pertaining to MFS, T. Rowe Price and Wellington with the information set forth below:

PGIM Investments. Rick T. Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.

Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan

&Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.

Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub- advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.

ClearBridge Segment. The ClearBridge portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by ClearBridge are Dmitry Khaykin and Deepon Nag.

Dmitry Khaykin is a Portfolio Manager and Managing Director of ClearBridge Investments.

Dmitry co-manages the Large Cap Value strategy products. He joined a predecessor organization in 2003, and has 26 years of investment industry experience. Prior to joining the organization, Dmitry was a research analyst at Gabelli & Co., where he concentrated on the telecommunications sector. He began his career at Morgan Stanley

&Co. as an associate in the Risk Management Division. Dmitry received his BA in Economics and Computer Science from New York University. He obtained his MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Deepon Nag is a Portfolio Manager and Managing Director of ClearBridge Investments. Deepon co-manages the Large Cap Value strategy products. He joined ClearBridge Investments in 2016 as a Senior Sector Analyst, covering technology hardware, later joining the Large Cap Value team as a Portfolio Analyst. Deepon has 15 years of investment industry experience, as well as five years technology industry experience. Prior to joining ClearBridge, Deepon was a Senior Research Analyst at Macquarie Capital, covering semiconductors. He was previously a Research Analyst at Millennium Partners, covering semiconductors and telecom, and a Lead Software Engineer in Design Automation at Intel Corp. Deepon received an MBA from Columbia Business School and holds a BS in Computer Science and Mathematics from the University of Puget Sound.

Dimensional Segment. The Dimensional portfolio managers who are primarily responsible for the day-to-day management of the segment of the Portfolio managed by Dimensional are John Hertzer, Jed Fogdall and Allen Pu.

John A. Hertzer is a Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Hertzer holds an MBA from the University of California, Los Angeles and a BA from Dartmouth College. Mr. Hertzer joined the Sub-Adviser in 2013, has been a portfolio manager since 2016, and has been responsible for the Portfolio since December 2024.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub- Adviser. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a portfolio manager in 2004 and has been responsible for the Portoflio since December 2024.

Allen Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Sub-Adviser as a portfolio manager in 2006, and has been responsible for the Portfolio since December 2024.

J.P. Morgan Segment. The J.P. Morgan portfolio managers who are primarily responsible for the day-to-day management of the segment of the Portfolio managed by J.P. Morgan are Scott Blasdell and John Piccard.

Scott Blasdell, managing director, is a portfolio manager in the U.S. Equity Group responsible for Large Cap Value and REIT portfolios. An employee since 1999, Scott started as a research analyst covering REITs then in 2001 became portfolio manager of J.P. Morgan's REIT strategies. In 2008, Scott moved to the U.S. Disciplined Equity Team to manage large cap core and value strategies. Prior to J.P. Morgan, Scott worked as a research analyst at Merrill Lynch Asset Management and Wellington Management. Scott earned a B.A. in economics from Williams College and an M.B.A. from the Wharton School of the University of Pennsylvania. He is also a CFA charterholder.

John Piccard, executive director, is a portfolio manager on the Large Cap Value strategy. He rejoined the firm after spending 10 years at Lord, Abbett & Co. as a portfolio manager and research analyst. Previously, John served as a portfolio manager at J.P. Morgan Investment Management and UBS Global Investment Management. He originally joined the firm as an associate in asset-liability and proprietary portfolio management. John holds a B.A. in economics and philosophy from Fordham University and an M.A. in Economics from New York University. He is a CFA charterholder.

Putnam Investments Segment. The Putnam Investments portfolio managers who are primarily responsible for the day-to-day management of the segment of the Portfolio managed by Putnam Investments are Darren Jaroch, CFA and Lauren DeMore, CFA.

Darren Jaroch, CFA, Portfolio Manager at Putnam Investments. Mr. Jaroch is a Portfolio Manager of Putnam’s U.S. Large Cap Value, Non-U.S. Value, and Global Value Equity strategies. He joined Putnam Investments in 1999 and has been in the investment industry since 1996. Previously at Putnam, Mr. Jaroch managed global core equity strategies and worked on quantitative models as a member of the U.S. Value team. Prior to joining Putnam Investments, he was a Senior Auditor, Client Service, at State Street Bank & Trust from 1996 to 1998 and a Research Associate at Abt Associates from 1995 to 1996. Mr. Jaroch earned a B.A. in Economics from Hartwick College.

Lauren DeMore, CFA, Portfolio Manager Putnam Investments. Ms. DeMore is a Portfolio Manager of Putnam’s U.S. Large Cap Value and Non-U.S. Value Equity strategies. She joined Putnam Investments in 2006 and has been in the investment industry since 2002. Previously at Putnam, Ms. DeMore served as an Assistant Portfolio Manager of Putnam’s U.S. Large Cap Value and Non-U.S. Value Equity strategies, and as an Analyst in the Equity Research group, covering the non-U.S. financials, telecommunications, and utilities sectors. Prior to joining Putnam, she was an Analyst at EnCapital from 2002 to 2006.Ms. DeMore earned a B.A. in Economics from the University of California, Los Angeles.

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